Stock Options and Warrants (Detail Textuals 2) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		99 Months Ended	0 Months Ended					1 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Apr. 13, 2012 Installment	Jan. 02, 2012 Installment	Jan. 15, 2013	Apr. 08, 2013	Jan. 15, 2013	Mar. 28, 2014 Individuals
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Consulting fees	$ 95,980	$ 177,912	$ 328,872	$ 607,611	$ 804,885	$ 736,499	$ 2,765,034
Sponsorship fee paid to an entity owned by the Deputy Managing Director of Omagine LLC					0	30,220
Unrecognized compensation cost	171,796		171,796		650,508		650,508
2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options cost, expensed			3,423
Unrecognized compensation cost	166,714		166,714		648,888		648,888
2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options cost, expensed			3,462
Unrecognized compensation cost	4,002		4,002		540		540
2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost	540		540		540		540
2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost	540		540		540		540
Individuals
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option granted								21,000	1,994,000
Number of individuals								2	13
Share price								$ 1.70	$ 1.70
Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of individuals			3
Independent Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option granted			150,000							2,000
Number of individuals			3
Exercise price										$ 1.38
Expiration Date										Jan. 14, 2018
Estate Of Salvatore J Bucchere [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options exercised at exercise price $0.51											2,000
Exercise price of first 2000 stock options (in dollars per share)											$ 0.51
Number of stock options exercised at exercise price $0.85											2,000
Exercise price of remaining stock options (in dollars per share)											$ 0.85
Number of stock options exercised											4,000
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option granted			40,000	2,000	2,000	2,017,000
Number of officers									3
Number of independent directors									3
Exercise price			$ 1.80	$ 1.38	$ 1.38	$ 1.70
Stock Options | 2013 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option granted												2,000
Exercise price												$ 1.38
Stock Options | 2014 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option granted													40,000
Number of individuals													4
Exercise price													$ 1.38
Expiration Date													Mar. 27, 2019
Stock option granted, value													55,376
Share price													$ 1.80
Stock option expiration period													5 years
Stock Options term, assumptions													5 years
Stock Options volatility, assumptions													106.00%
Stock Options risk free interest rate, assumptions													1.75%
Stock Options | Individuals
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option granted								21,000
Number of individuals								2
Stock Options | Independent Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option granted									150,000
Stock Options | Deputy Managing Director of Omagine LLC
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option granted									750,000
Exercise price									$ 1.25
Stock Options | Consultant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option granted									10,000
Consulting fees					15,000	24,000
Stock Options | Son of the Company's President
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option granted									5,000
Consulting fees						$ 1,000